Revenue recognition - Revenue components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue recognition
Revenue from sale of products and licensing	€ 14,003	€ 14,216	€ 14,543
Revenue from services	7,980	8,150	8,166
Contract revenue recognized under percentage of completion accounting	580	781	932
Total revenue	€ 22,563	€ 23,147	€ 23,641